Schedule of investments
Macquarie Tax-Free USA Intermediate Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.37%
Education Revenue Bonds — 6.59%
Arizona Industrial Development Authority Revenue
Series A 5.00% 11/1/39	325,000	$ 364,959
Series A 5.00% 11/1/42	1,000,000	1,105,530
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,270,000	1,315,237
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	891,039
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,825,340
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	877,450
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,307,460
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,030,180
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	397,646
144A 5.75% 6/1/42 #	750,000	805,395
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	549,530
5.00% 7/1/32	560,000	610,921
5.00% 7/1/33	585,000	635,445
5.00% 7/1/34	415,000	448,528
5.00% 7/1/36	415,000	445,710
5.00% 7/1/37	550,000	589,127
5.00% 7/1/42	1,000,000	1,051,630
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,419,631
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	6,181,200
Series U-6 5.00% 5/1/45	1,000,000	1,244,110
Series U-7 5.00% 6/1/46	1,000,000	1,245,130
NQ- 019 [1124] 0125 (4133219)    1

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
Series B 5.00% 11/1/40	765,000	$ 866,271
Series B 5.00% 11/1/41	300,000	337,284
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	1,002,550
California School Finance Authority Revenue
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	1,027,110
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	655,625
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,115,000	2,119,441
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	307,491
Series A 5.00% 8/1/55	800,000	805,040
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,044,180
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,743,250
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	364,399
Series A 5.00% 7/1/32	235,000	243,575
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,596,122
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,148,550
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,266,636
4.00% 7/1/44	1,120,000	1,087,206
2    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	$ 423,620
Series A 5.00% 6/15/29	400,000	412,820
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	1,244,278
(Anser of Idaho Project) Series A 4.00% 5/1/30	250,000	254,930
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	576,925
(Sage International School of Boise Project)
Series A 4.00% 5/1/40	1,330,000	1,287,613
Series A 4.00% 5/1/55	1,540,000	1,350,641
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/26	400,000	404,296
Series A 5.00% 2/15/28	260,000	267,927
Series A 5.00% 2/15/30	390,000	400,983
Series A 5.00% 2/15/32	265,000	271,230
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	639,126
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,530,000	1,633,260
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	592,911
Series A-1 5.00% 7/1/44 (BAM)	625,000	671,825
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	413,500
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	253,767
Series A 144A 5.00% 7/1/50 #	925,000	926,082
NQ- 019 [1124] 0125 (4133219)    3

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	$ 454,853
Series A 4.00% 7/1/40	500,000	484,495
Miami-Dade County Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/30	520,000	523,135
Series A 5.00% 4/1/31	1,090,000	1,096,573
Series A 5.25% 4/1/47	1,500,000	1,672,770
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,301,320
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	4,770,000	4,969,338
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,529,709
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,227,688
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	957,730
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,904,169
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,362,445
University of Minnesota Revenue
Series A 5.00% 4/1/34	1,855,000	1,894,511
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	2,006,806
5.00% 7/1/38	1,000,000	1,095,250
4    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	$ 3,266,100
		82,728,554
Electric Revenue Bonds — 4.03%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,356,480
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/32	4,000,000	4,431,200
Series A 5.00% 10/1/33	2,915,000	3,236,641
Series A 5.00% 10/1/41	915,000	983,277
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	555,410
5.25% 12/1/40	500,000	550,875
5.25% 12/1/41	650,000	712,355
5.25% 12/1/42	1,000,000	1,093,600
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,526,375
New York Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,174,189
5.00% 12/15/36	5,000,000	5,079,650
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	798,000
Series TT 5.00% 7/1/32 ‡	1,555,000	816,375
Series WW 5.25% 7/1/33 ‡	1,015,000	532,875
Series WW 5.50% 7/1/17 ‡	2,200,000	1,155,000
Series WW 5.50% 7/1/19 ‡	1,710,000	897,750
Series WW 5.50% 7/1/38 ‡	1,925,000	1,010,625
Series XX 5.25% 7/1/40 ‡	4,630,000	2,430,750
Series ZZ 5.00% 7/1/19 ‡	2,990,000	1,569,750
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	5,170,300
Series A 5.00% 1/1/43	1,135,000	1,266,354
NQ- 019 [1124] 0125 (4133219)    5

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AGM)	3,000,000	$ 3,394,890
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,821,639
		50,564,360
Healthcare Revenue Bonds — 7.79%
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,000,000
California Health Facilities Financing Authority Revenue
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	5,000,000	3,796,150
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	4,600,000	5,547,784
(Sutter Health) Series A 5.00% 11/15/38	760,000	798,745
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	683,450
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,864,270
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	1,000,200
Series A-2 5.00% 8/1/37	1,105,000	1,172,725
County of Franklin Revenue
(Nationwide Children's Hospital Project) Series 2019A 5.00% 11/1/48	3,500,000	4,046,490
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	1,023,040
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group)
Series A 4.00% 8/15/45	655,000	617,842
Series A 4.00% 8/15/50	1,950,000	1,787,565
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	405,913
6    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	$ 765,555
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	504,150
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	827,479
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	696,832
Series A 5.00% 10/1/47	525,000	555,503
Series A 5.00% 10/1/52	1,750,000	1,837,990
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	3,635,000	3,624,168
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	732,952
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	490,330
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	631,128
Series A 5.25% 5/15/37	1,400,000	1,332,324
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,505,500
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,109,260
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,409,839
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,055,600
NQ- 019 [1124] 0125 (4133219)    7

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	$ 2,183,755
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	1,000,000	780,550
Series A 4.00% 12/1/38	1,000,000	992,740
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,152,910
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,140,781
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	1,005,450
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,610,074
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/32 #	700,000	699,265
144A 5.00% 12/1/33 #	1,000,000	995,050
Ohio State Hospital Revenue
(Cleveland Clinic Health System Obligated Group) Series A 5.00% 1/1/35	3,750,000	4,385,250
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,029,710
Series B 5.25% 8/15/48	2,000,000	2,046,620
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	300,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	262,500
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,206,550
8    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/42	1,500,000	$ 1,580,145
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,907,533
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	626,761
5.00% 5/15/41	700,000	759,521
5.00% 5/15/42	700,000	756,511
5.00% 5/15/43	700,000	753,487
5.25% 5/15/49	2,000,000	2,164,860
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,351,443
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,381,438
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	896,292
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	1,254,588
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AGM)	500,000	538,200
5.75% 11/1/48 (AGM)	1,875,000	2,125,444
		97,710,212
Housing Revenue Bonds — 4.01%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,534,710
NQ- 019 [1124] 0125 (4133219)    9

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38	2,500,000	$ 2,635,475
Series K 5.25% 10/1/43	2,800,000	2,963,352
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	1,662,074
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38	1,250,000	1,337,938
Series G 5.15% 9/1/43	2,610,000	2,753,419
New York City, New York Housing Development Revenue
4.60% 8/1/48	2,495,000	2,549,591
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	4,091,240
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42	4,755,000	4,956,707
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,770,328
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	11,161,668
Series 143A 5.125% 10/1/41	3,350,000	3,562,156
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43	4,500,000	4,802,985
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43	4,500,000	4,572,360
		50,354,003
Industrial Development Revenue/Pollution ControlRevenue Bonds — 17.70%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	165,600
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	8,238,405
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,066,850
10    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series A 5.25% 5/1/55 •	5,000,000	$ 5,456,800
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	7,060,000	5,338,631
Series A-2 Class 1 4.00% 6/1/48	1,700,000	1,547,578
Series B-2 Class 2 5.00% 6/1/55	4,000,000	3,668,200
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,718,785
Series B 5.00% 1/1/55 •	5,500,000	5,967,720
Series B-1 4.00% 2/1/52 •	4,910,000	4,998,969
Series C 5.25% 1/1/54 •	4,280,000	4,609,860
Series D 5.50% 5/1/54 •	7,000,000	7,489,440
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	5,000,000	5,152,300
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	16,875
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,701,776
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,370,487
Series A 5.00% 9/1/36	2,480,000	2,724,702
Series A 5.00% 9/1/42	250,000	281,635
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	4,750,000	4,881,623
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,165,722
NQ- 019 [1124] 0125 (4133219)    11

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	$ 2,096,260
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 8.054% 6/1/60 #, ^	38,675,000	1,877,285
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 8.25% 7/1/57 (AMT) #, •	7,400,000	7,625,404
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	8,875,000	9,334,103
5.50% 7/1/53 (AMT)	5,225,000	5,455,475
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel)
First Tier Series A 4.00% 1/1/54	2,210,000	2,062,284
Second Tier Series B 144A 5.00% 1/1/36 #	1,000,000	1,015,110
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,726,300
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	4,786,214
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	303,603
Series A-2 Class 1 4.00% 6/1/39	600,000	604,170
Series A-2 Class 1 4.00% 6/1/40	300,000	300,663
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #	1,175,000	998,750
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,988,920
Series B 5.00% 1/1/55 •	3,750,000	4,036,762
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	4,850,000	5,245,420
Main Street Natural Gas
Series D 5.00% 4/1/54 •	1,500,000	1,616,100
12    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	3,490,000	$ 1,146,989
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,808,360
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	754,702
Series B 7.00% 11/1/34	2,905,000	3,678,078
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	2,500,000	2,514,575
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	1,897,560
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	1,705,000	1,713,576
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	917,800
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	4,133,339
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/37 (AMT)	1,000,000	1,069,320
New York Transportation Development Special Facility Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project) 3.00% 8/1/31 (AMT)	1,000,000	948,110
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,338,658
5.00% 1/1/36 (AMT)	3,000,000	3,082,980
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	2,081,360
NQ- 019 [1124] 0125 (4133219)    13

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	$ 7,970,976
5.25% 12/1/24	3,050,000	3,050,000
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,339,965
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	295,000
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	5,942,090
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,967,340
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,224,800
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,468,596
Texas Municipal Gas Acquisition & Supply
5.00% 1/1/55 •	1,500,000	1,629,570
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	2,054,198
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	296,937
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	491,383
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	490,974
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	3,012,293
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	16,629,795
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	2,276,412
14    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Virginia Tobacco Settlement Financing Revenue
(Convertible Bond) Senior Series B-2 5.20% 6/1/46 ~	1,250,000	$ 1,234,063
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	205,586
Series A 5.00% 2/1/62	2,720,000	2,783,947
		222,084,113
Lease Revenue Bonds — 8.45%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,600,100
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	6,795,000	6,990,152
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,976,120
Series A 4.00% 12/15/42	5,740,000	5,705,503
Series A 4.00% 12/15/47	11,560,000	11,132,511
Series A 4.00% 6/15/52	1,970,000	1,854,538
Series A 4.00% 6/15/52 (BAM)	415,000	397,089
Series B-1 4.57% 6/15/47 (AGM) ^	8,965,000	3,480,034
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,867,659
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	538,290
Series A 5.00% 11/1/31	1,000,000	1,121,200
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,541,820
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,606,332
Series A 5.25% 6/15/39	2,000,000	2,317,860
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	9,100,679
Series CC 5.25% 6/15/39	2,000,000	2,262,720
Series CC 5.25% 6/15/43	4,750,000	5,285,658
NQ- 019 [1124] 0125 (4133219)    15

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	$ 1,853,404
Series A 5.00% 12/15/25	5,000,000	5,098,300
Series BB 4.00% 6/15/46	5,000,000	4,970,400
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2015 Series S-1 5.00% 7/15/30	2,000,000	2,004,520
Fiscal 2015 Series S-2 5.00% 7/15/40	5,000,000	5,038,650
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	782,290
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,968,000
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	4,368,640
Virginia Public Building Authority Public Facilities Revenue
Series A 4.00% 8/1/39	5,000,000	5,158,750
		106,021,219
Local General Obligation Bonds — 4.30%
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,562,102
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	841,046
5.00% 4/1/36	320,000	325,894
City & County of Denver, Colorado
Series B 5.00% 8/1/41	5,170,000	5,894,369
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,098,384
Series C 5.00% 1/1/26	1,280,000	1,300,851
(Chicago Recovery Plan) Series A 5.25% 1/1/45	7,250,000	7,573,568
City of Taylor, Texas Combination Tax
(Certificates of Obligation)
5.00% 8/15/36	800,000	901,480
5.00% 8/15/39	925,000	1,029,756
16    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
County of Harris, Texas Permanent Improvement Refunding Bonds
5.00% 9/15/43	5,340,000	$ 5,928,468
Series A 5.00% 9/15/43	3,805,000	4,224,311
County of Hennepin
Series A 5.00% 12/1/44	6,000,000	6,856,500
Dallas County, Texas Cedar Hill Independent School District
5.00% 2/15/43	2,000,000	2,222,540
Illinois State
5.25% 10/1/47	3,180,000	3,425,432
New York City, New York
Fiscal 2021 Subseries A-1 5.00% 8/1/27	1,000,000	1,061,180
Fiscal 2023 Series C 5.00% 8/1/30	2,355,000	2,637,294
Subseries A-1 4.00% 8/1/38	5,000,000	5,090,950
		53,974,125
Pre-Refunded/Escrowed to Maturity Bonds — 1.38%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,042,600
California State Department of Water Resources
(Central Valley Project Water System) Series AS 5.00% 12/1/29-24 §	2,680,000	2,680,000
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	879,826
(Enhanced Asset-Backed) Series A 5.00% 6/1/35-25 §	3,000,000	3,032,850
Illinois Finance Authority
Series C 4.00% 2/15/41-27 §	115,000	117,444
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,780,846
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	800,000	814,936
		17,348,502
NQ- 019 [1124] 0125 (4133219)    17

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 14.94%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	$ 3,162,852
(Forward Delivery)
5.00% 5/1/31	670,000	726,427
5.00% 5/1/34	750,000	814,643
5.00% 5/1/35	850,000	920,507
5.00% 5/1/36	850,000	915,884
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,750,000	5,758,682
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34	830,000	830,531
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,765,920
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	1,923,973	1,228,938
(Subordinate) 2.954% 11/1/43 •	22,766,426	14,086,726
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,645,574
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/25	1,900,000	1,922,705
5.00% 12/1/26	2,500,000	2,565,225
5.00% 12/1/29	600,000	614,376
5.00% 12/1/31	900,000	919,350
5.00% 12/1/32	1,800,000	1,836,432
5.00% 12/1/34	1,500,000	1,528,140
5.00% 12/1/35	1,200,000	1,220,352
5.00% 12/1/36	900,000	913,932
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	30,896,661	30,201,486
18    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	$ 3,652,438
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48 (BAM)	2,500,000	2,781,000
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,785,000	3,941,510
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AGM)	4,050,000	4,442,971
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,440,450
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subseries S-3A 5.00% 7/15/28	4,400,000	4,754,860
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Fiscal 2024 Subseries G-1 5.00% 5/1/42	2,350,000	2,655,288
Subseries E-1 5.00% 2/1/32	5,000,000	5,198,350
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subseries B-2 5.00% 11/15/36	5,000,000	5,165,900
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 5.00% 3/15/41	1,500,000	1,690,335
Series E 3.00% 3/15/50	1,500,000	1,233,990
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,900,560
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,544,700
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Subseries A-1 4.00% 5/15/46	6,000,000	6,000,660
NQ- 019 [1124] 0125 (4133219)    19

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AGM)	1,000,000	$ 1,123,700
Series A 5.50% 9/1/43 (AGM)	1,000,000	1,118,230
Series A 5.50% 9/1/44 (AGM)	1,000,000	1,117,370
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.126% 7/1/51 ^	31,841,000	7,908,349
Series A-1 1.607% 7/1/46 ^	9,170,000	3,106,613
Series A-1 4.55% 7/1/40	5,765,000	5,785,985
Series A-1 4.75% 7/1/53	17,993,000	18,009,913
Series A-1 5.00% 7/1/58	1,330,000	1,335,998
Series A-2 4.329% 7/1/40	5,453,000	5,453,000
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	270,000	268,672
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,146,610
5.25% 6/1/34	1,000,000	1,144,220
5.25% 6/1/35	1,000,000	1,138,210
5.25% 6/1/37	2,100,000	2,377,242
5.50% 6/1/40	2,000,000	2,265,640
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	502,240
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,036,149
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	580,000	573,017
		187,392,852
State General Obligation Bonds — 9.48%
California State
(Various Purpose)
4.00% 10/1/36	3,875,000	4,013,337
4.00% 10/1/37	2,000,000	2,071,000
20    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 8/1/26	3,120,000	$ 3,238,747
5.00% 10/1/26	2,500,000	2,605,875
5.00% 9/1/32	1,400,000	1,595,048
5.00% 8/1/33	4,100,000	4,231,405
5.00% 9/1/36	4,000,000	4,129,320
5.00% 11/1/42	470,000	528,821
5.25% 8/1/44	3,000,000	3,496,500
5.25% 9/1/47	1,000,000	1,126,950
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	8,066,400
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/35	7,000,000	6,928,320
Series A-1 4.00% 7/1/37	7,488,979	7,356,424
Series A-1 4.00% 7/1/41	830,000	799,722
Series A-1 4.00% 7/1/46	11,820,000	11,274,152
Connecticut State
Series F 5.00% 9/15/27	2,790,000	2,967,221
(Social Bonds) Series G 5.00% 11/15/40	2,250,000	2,571,322
Illinois State
5.00% 1/1/28	1,630,000	1,659,193
5.00% 11/1/36	1,965,000	2,011,256
5.25% 2/1/30	2,410,000	2,415,085
5.25% 2/1/32	1,015,000	1,017,142
5.50% 5/1/39	2,500,000	2,726,975
Series A 4.00% 3/1/41	4,650,000	4,602,989
Series A 5.125% 12/1/29	3,260,000	3,426,390
Series B 4.00% 10/1/35	8,830,000	8,898,521
Series C 4.00% 10/1/37	1,710,000	1,713,249
Series D 5.00% 11/1/25	1,220,000	1,240,545
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,214,234
Series B 4.00% 11/1/38	1,810,000	1,803,267
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	3,440,000	3,690,088
NQ- 019 [1124] 0125 (4133219)    21

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Oregon State
(Article XI-Q State Projects) Series A 5.25% 5/1/45	2,590,000	$ 2,927,710
Oregon State Department of Transportation Revenue
5.00% 5/15/39	1,500,000	1,720,065
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,366,510
Series E 5.00% 7/1/31	3,000,000	3,004,380
Wisconsin State
Series B 5.00% 5/1/38	3,000,000	3,483,540
		118,921,703
Transportation Revenue Bonds — 16.24%
Atlanta, Georgia Department of Aviation Revenue
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,099,280
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,244,019
Central Texas Turnpike System Revenue
(First Tier) Series A 5.00% 8/15/38	4,250,000	4,787,497
Chicago, Illinois Midway Airport Revenue
(Senior) Series C 5.00% 1/1/41 (AMT)	1,250,000	1,325,313
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,196,744
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,198,150
Series B 5.00% 1/1/33	2,520,000	2,523,251
Series B 5.00% 1/1/36	5,000,000	5,321,750
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,817,412
(Subordinate) Series A 5.00% 12/1/43 (AMT)	6,300,000	6,500,025
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	845,000	920,628
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,384,222
Series B 5.00% 7/1/49 (AMT)	3,900,000	4,032,756
22    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	$ 15,563,100
Series B 5.00% 7/1/33	1,000,000	1,041,310
County of Lee, Florida Airport Revenue
5.25% 10/1/49 (AMT)	7,250,000	7,842,470
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	10,000,000	10,672,400
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46 (BAM)	1,000,000	1,012,120
Gerald R Ford International Airport Authority, Michigan Revenue
5.00% 1/1/39 (AMT)	1,000,000	1,105,160
5.00% 1/1/41 (AMT)	1,500,000	1,642,545
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	6,500,000	7,321,210
Series A 5.25% 1/1/45	3,500,000	3,922,765
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,659,795
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,045,898
Metropolitan Washington D.C. Airports Authority Aviation Revenue
Series A 5.00% 10/1/42 (AMT)	2,500,000	2,673,325
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	1,006,930
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,319,326
5.00% 10/1/37 (AMT)	1,270,000	1,351,940
5.00% 10/1/38 (AMT)	1,360,000	1,443,042
5.00% 10/1/40 (AMT)	1,475,000	1,552,526
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,838,694
Series E 5.00% 1/1/32	5,050,000	5,367,190
NQ- 019 [1124] 0125 (4133219)    23

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New Orleans, Louisiana Aviation Board Revenue
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	$ 2,903,393
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,903,393
New York Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	3,007,590
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations)
Series B 4.00% 1/1/38	2,135,000	2,176,825
Series B 4.00% 1/1/41	10,000,000	10,041,300
New York Transportation Development Revenue
(John F. Kennedy International Airport Terminal 6 Redevelopment Project) Series A 4.50% 12/31/54 (AMT) (AGC)	2,650,000	2,671,306
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,924,490
5.50% 6/30/38 (AMT)	1,670,000	1,842,177
5.50% 6/30/40 (AMT)	800,000	875,824
5.50% 6/30/42 (AGM) (AMT)	1,750,000	1,913,433
(LaGuardia Airport Terminal B Redevelopment Project) Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,652,153
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	1,500,000	1,628,955
5.00% 12/1/33 (AMT)	3,955,000	4,285,598
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,056,860
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,957,644
4.375% 10/1/45 (AMT)	2,500,000	2,436,900
5.00% 1/1/33 (AMT)	790,000	815,217
5.00% 10/1/40 (AMT)	1,125,000	1,170,315
6.00% 4/1/35 (AMT)	2,000,000	2,250,620
24    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 5.375% 6/30/60 (AMT)	2,500,000	$ 2,616,025
Pennsylvania Turnpike Commission Revenue
5.00% 12/1/41	2,000,000	2,264,740
Series A-1 5.00% 12/1/40	2,090,000	2,099,823
Series A-1 5.00% 12/1/45	1,000,000	1,005,160
Port Authority of New York & New Jersey Revenue
One Hundred Ninety-Fourth Series 5.00% 10/15/32	2,500,000	2,537,350
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,475,462
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,212,240
Port of Seattle Revenue
Series B 5.25% 7/1/41 (AMT)	6,040,000	6,678,911
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-2 6.75% 1/1/45 (AMT)	5,000,000	6,034,450
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,028,140
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/25 (AMT)	390,000	390,296
Series B 5.00% 1/1/30 (AMT)	230,000	240,888
Series B 5.00% 1/1/32 (AMT)	215,000	224,518
Series B 5.00% 1/1/33 (AMT)	705,000	733,990
Series B 5.00% 1/1/34 (AMT)	880,000	913,466
Series B 5.00% 1/1/35 (AMT)	675,000	699,415
Series B 5.00% 1/1/36 (AMT)	660,000	682,810
Series B 5.00% 1/1/37 (AMT)	430,000	444,095
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	538,620
5.50% 6/30/43 (AMT)	1,500,000	1,612,725
		203,679,910
NQ- 019 [1124] 0125 (4133219)    25

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.46%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	$ 2,649,662
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.00% 10/1/47	4,000,000	4,402,680
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,094,380
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/42	2,000,000	2,228,860
5.25% 10/1/44	2,500,000	2,767,475
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	830,717
San Antonio, Texas Water System Revenue
(Junior Lien) Series A 5.00% 5/15/33	2,250,000	2,355,548
		18,329,322
Total Municipal Bonds (cost $1,182,607,105)		1,209,108,875

Short-Term Investments — 2.38%
Variable Rate Demand Notes — 2.38%¤
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series B 2.00% 2/1/48 (LOC - TD Bank, N.A.)	1,930,000	1,930,000
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 2.00% 5/15/64 (SPA - TD Bank N.A.)	1,200,000	1,200,000
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Series B 1.90% 8/1/44 (LOC - TD Bank, N.A.)	1,000,000	1,000,000
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-7 1.25% 7/1/35 (SPA - Bank of America N.A.)	4,000,000	4,000,000
Subordinate Series B-3 1.30% 7/1/34 (SPA - Barclays Bank)	2,500,000	2,500,000
26    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Los Angeles, California Department of Water & Power System Revenue
Subseries A-1 1.30% 7/1/50 (SPA - Royal Bank of Canada)	1,000,000	$ 1,000,000
Subseries A-2 1.30% 7/1/45 (SPA - Barclays Bank)	1,700,000	1,700,000
Massachusetts Development Finance Agency Revenue
(Children Hospital Issue) Series U-1 1.95% 3/1/48 (LOC - TD Bank, N.A.)	3,000,000	3,000,000
New York City, New York
Fiscal 2018 Subordinate Series E-5 2.00% 3/1/48 (LOC - TD Bank, N.A.)	2,920,000	2,920,000
Fiscal 2023 Subordinate Series A-4 2.00% 9/1/49 (SPA - TD Bank, N.A.)	1,000,000	1,000,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA-3 2.00% 6/15/49 (SPA - TD Bank, N.A.)	3,210,000	3,210,000
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.00% 8/1/34 (LOC - TD Bank, N.A.)	4,350,000	4,350,000
University of North Carolina Hospitals at Chapel Hill
Series A 2.00% 2/15/31 (SPA - TD Bank N.A.)	2,000,000	2,000,000
Total Short-Term Investments (cost $29,810,000)		29,810,000
Total Value of Securities—98.75% (cost $1,212,417,105)		1,238,918,875

Receivables and Other Assets Net of Liabilities—1.25%		15,666,501
Net Assets Applicable to 110,926,468 Shares Outstanding—100.00%		$1,254,585,376
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $86,687,414, which represents 6.91% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
NQ- 019 [1124] 0125 (4133219)    27

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2024.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
28    NQ- 019 [1124] 0125 (4133219)

(Unaudited)
Summary of abbreviations: (continued)
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- 019 [1124] 0125 (4133219)    29